Stockholders' Deficit (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Equity [Abstract]
Number of Warrants, Outstanding, Beginning	1,198,270	69,579	500
Number of Warrants, Granted			300
Number of Warrants, Exercised		(167,596)
Number of Warrants, Anti-Dilution			68,779
Number of Warrants, Anti-Dilution adjustment	8,783,653	1,296,287
Number of Warrants, Outstanding, Ending	9,981,923	1,198,270	69,579
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.04	$ 1.58	$ 10.00
Weighted-Average Exercise Price, Exercised		0.158
Weighted-Average Exercise Price, Anti-Dilution			1.51
Weighted-Average Exercise Price, Outstanding, Ending	$ 0.0053	$ 0.04	$ 1.58
Weighted-Average Remaining Contractual Term (Years), Outstanding, Beginning	4 years 1 month 6 days	4 years 1 month 6 days	2 years 11 months 8 days
Weighted-Average Remaining Contractual Term (Years), Exercised		4 years 1 month 6 days
Weighted-Average Remaining Contractual Term (Years), Anti-Dilution			4 years 29 days
Weighted-Average Remaining Contractual Term (Years), Outstanding, Ending	2 years 7 months 10 days		4 years 1 month 6 days
Weighted-Average Grant-Date Fair Value, Outstanding, Beginning			$ 360.00
Weighted-Average Grant-Date Fair Value, Exercised
Weighted-Average Grant-Date Fair Value, Anti-Dilution			3.60
Weighted-Average Grant-Date Fair Value, Outstanding, Ending
Aggregate Intrinsic Value, Outstanding, Beginning	$ 71,867	$ 185,822
Aggregate Intrinsic Value, Anti-Dilution			185,822
Aggregate Intrinsic Value, Outstanding, Ending	$ 245,555	$ 71,867	$ 185,822